Held for sale	12 Months Ended
Dec. 31, 2025
Disclosure Of Non Current Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Held for sale
21.	Held for sale

(a)	The details of non-current assets and liabilities held for sale as of December 31, 2024 and 2025 are as follows:

	2024		2025
Assets of disposal group classified as held for sale
Cash and due from banks	~~W~~	—	3,310
Property and equipment		29,583	58,340
Investment property		—	9,447
Other assets held for sale		—	115

		29,583	71,212

Liabilities of disposal group classified as held for sale
Other liabilities		—	1,465

	~~W~~	—	1,465

During the year ended December 31, 2025, the Group entered into a share purchase agreement for the sale of all of its equity interests in Shinhan Securities America Inc. and classified the related assets of
~~W~~
4,462 million and liabilities of
~~W~~
1,465 million as assets of a disposal group classified as held for sale and liabilities of a disposal group classified as held for sale, respectively. In addition, the Group classified property and equipment and investment property that are highly probable to be sold within one year from the end of the reporting period as non-current
assets held for sale.

(b)	Cumulative gains and losses recognized in other comprehensive income (OCI)
As of December 31, 2025, cumulative gains and losses recognized in other comprehensive income in relation to non-current
assets held for sale amount to
~~W~~
2,798 million.